UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes           New York, NY                  11/14/07
       ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        115
                                               -------------

Form 13F Information Table Value Total:        $115,764
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
---------          ------------              -----------------------------


                                                       Form 13F Information Table

           Column 1                Column 2      Column 3  Column 4       Column 5        Column 6   Column 7        Column 8
           --------                --------      --------  --------  ------------------   --------   --------  --------------------
                                                            Value    Shrs or  SH/  PUT/  Investment   Other      Voting Authority
        Name of Issuer          Title of Class    Cusip    (X$1000)  Prn Amt  PRN  CALL  Discretion  Managers   Sole   Shared  None
        --------------          --------------    -----    --------  -------  ---  ----  ----------  --------   ----   ------  ----

          Abbott Labs                COM        002824100     1,088   20,285  SH           SOLE                20,285
         Adobe Sys Inc               COM        00724F101       493   11,295  SH           SOLE                11,295
    Allegheny Technologies           COM        01741R102       561    5,100  SH           SOLE                 5,100
         Allergan Inc.               COM        018490102     1,054   16,350  SH           SOLE                16,350
      Alliant Techsystems            COM        018804104     1,188   10,873  SH           SOLE                10,873
        Amazon Com Inc               COM        023135106     2,492   26,750  SH           SOLE                26,750
     American Express Co.            COM        025816109       796   13,400  SH           SOLE                13,400
      Apple Computer Inc             COM        037833100     2,630   17,135  SH           SOLE                17,135
       Applied Matls Inc             COM        038222105       271   13,100  SH           SOLE                13,100
Atlas Pipeline Prtners Unit LP     Unit LP      049392103       590   12,575  SH           SOLE                12,575
       Bank New York Inc             COM        064057102       387    8,773  SH           SOLE                 8,773
    Berkshire Hathaway Inc.         Cl. B       084670207       925      234  SH           SOLE                   234
     Blackstone Group L P            COM        09253U108     1,011   40,300  SH           SOLE                40,300
          Boeing Co.                 COM        097023105     1,648   15,700  SH           SOLE                15,700
            BP Plc                Spons. ADR    055622104       827   11,928  SH           SOLE                11,928
         Broadcom Corp              Cl. A       111320107     1,217   33,400  SH           SOLE                33,400
         Carnival Corp            Paired CTF    143658300       883   18,225  SH           SOLE                18,225
      Caterpillar Inc Del            COM        149123101     1,439   18,350  SH           SOLE                18,350
         Celgene Corp                COM        151020104     1,537   21,560  SH           SOLE                21,560
    Cheesecake Factory Inc           COM        163072101       803   34,208  SH           SOLE                34,208
      ChevronTexaco Corp             COM        166764100     1,958   20,920  SH           SOLE                20,920
    China Mobile Hong Kong        Spons. ADR    16941M109       558    6,800  SH           SOLE                 6,800
    Chipotle Mexican Grill          Cl. A       169656105       354    3,000  SH           SOLE                 3,000
          Chubb Corp                 COM        171232101       916   17,075  SH           SOLE                17,075
         Cisco Sys Inc               COM        17275R102     2,170   65,514  SH           SOLE                65,514
     Cleveland Cliffs Inc.           COM        185896107       278    3,155  SH           SOLE                 3,155
   Cognizant Tech Solutions         Cl. A       192446102       846   10,600  SH           SOLE                10,600
     Companhia Vale Do Rio        Spons. ADR    204412209       658   19,400  SH           SOLE                19,400
      ConocoPhillips Com             COM        20825C104     1,690   19,250  SH           SOLE                19,250
    Consolidated Edison Inc          COM        209115104       425    9,175  SH           SOLE                 9,175
          Corning Inc                COM        219350105       997   40,465  SH           SOLE                40,465
     Costco Whsl Corp New            COM        22160K105       393    6,400  SH           SOLE                 6,400
           CROCS Inc                 COM        227046109     1,381   20,530  SH           SOLE                20,530
           CSX Corp                  COM        126408103     1,483   34,702  SH           SOLE                34,702
      Ctrip Com Intl Ltd             ADR        22943F100     2,082   40,200  SH           SOLE                40,200
          Deere & Co                 COM        244199105     1,261    8,495  SH           SOLE                 8,495
           EBAY Inc                  COM        278642103     1,378   35,326  SH           SOLE                35,326
      Electronic Arts Inc            COM        285512109     1,961   35,025  SH           SOLE                35,025
        Emerson Elec Co              COM        291011104     1,452   27,275  SH           SOLE                27,275
  Enbridge Energy Partners LP        COM        29250R106       571   11,700  SH           SOLE                11,700
          Encana Corp                COM        292505104       484    7,825  SH           SOLE                 7,825
      Evergreen Solar Inc            COM        30033R108        94   10,500  SH           SOLE                10,500
   Evergreen Utls. & H. Inc.         COM        30034Q109       368   13,500  SH           SOLE                13,500
       Exxon Mobil Corp              COM        30231G102     3,886   41,981  SH           SOLE                41,981
           FDX Corp                  COM        31428X106     1,184   11,300  SH           SOLE                11,300
      Gabelli Gold Nat Re            COM        36244N109       856   30,150  SH           SOLE                30,150
         Genentech Inc               COM        368710406       821   10,525  SH           SOLE                10,525
      General Electric Co            COM        369604103     3,359   81,130  SH           SOLE                81,130
      Gilead Sciences Inc            COM        375558103       932   22,800  SH           SOLE                22,800
          Google Inc                Cl. A       38259P508     4,206    7,415  SH           SOLE                 7,415
      Harley Davidson Inc            COM        412822108     1,133   24,513  SH           SOLE                24,513
       HDFC Bank LTD ADR             ADR        40415F101     1,457   13,600  SH           SOLE                13,600
          Hershey Co                 COM        427866108       268    5,774  SH           SOLE                 5,774
           Hess Corp                 COM        42809H107     1,643   24,700  SH           SOLE                24,700
     Illinois Tool Wks Inc           COM        452308109       771   12,925  SH           SOLE                12,925
       Infosys Tech LTD.             ADR        456788108       242    5,000  SH           SOLE                 5,000
  Ingersoll-Rand Company Ltd        Cl. A       G4776G101       953   17,500  SH           SOLE                17,500
          Intel Corp                 COM        458140100     1,205   46,600  SH           SOLE                46,600
     J P Morgan Chase & Co           COM        46625H100       439    9,575  SH           SOLE                 9,575
       Johnson & Johnson             COM        478160104     3,136   47,725  SH           SOLE                47,725
    Jones Lang Lasalle Inc.          COM        48020Q107       657    6,395  SH           SOLE                 6,395
     Juniper Networks Inc            COM        48203R104       783   21,375  SH           SOLE                21,375
       Kimco Realty Corp             COM        49446R109     1,344   29,735  SH           SOLE                29,735
       KLA-Tencor Corp.              COM        482480100       930   16,675  SH           SOLE                16,675
 L-3 Communications Hldgs Inc        COM        502424104     1,235   12,088  SH           SOLE                12,088
      Lam Research Corp.             COM        512807108     1,124   21,100  SH           SOLE                21,100
    Level 3 Communications           COM        52729N100        79   17,000  SH           SOLE                17,000
    Magellan Midstream Prt.          COM        559080106       340    8,500  SH           SOLE                 8,500
        Magna Intl Inc              Cl. A       559222401       655    6,800  SH           SOLE                 6,800
     Martha Stewart Living          Cl. A       573083102       117   10,000  SH           SOLE                10,000
 Marvell Technology Group Ltd        ORD        G5876H105       508   31,050  SH           SOLE                31,050
   Microchip Technology Inc          COM        595017104       283    7,787  SH           SOLE                 7,787
        Microsoft Corp               COM        594918104     2,276   77,260  SH           SOLE                77,260
      Morgan Stanley New             COM        617446448       422    6,702  SH           SOLE                 6,702
        Murphy Oil Corp              COM        626717102       776   11,100  SH           SOLE                11,100
      Nasdaq Stock Market            COM        631103108       932   24,730  SH           SOLE                24,730
         News Corp Ltd            ADR/Cl. B     65248E203       255   10,900  SH           SOLE                10,900
          Nokia Corp.                ADR        654902204       686   18,092  SH           SOLE                18,092
       Northern Tr Corp              COM        665859104       599    9,038  SH           SOLE                 9,038
     Northrop Grumman Corp           COM        666807102       325    4,170  SH           SOLE                 4,170
         NYSE Euronext               COM        629491101       895   11,300  SH           SOLE                11,300
    Oceaneering Int'l. Inc.          COM        675232102     1,228   16,200  SH           SOLE                16,200
        OGE Energy Corp              COM        670837103       862   26,050  SH           SOLE                26,050
        Oneok Partners               COM        68268N103       386    6,500  SH           SOLE                 6,500
   Pan American Silver Corp          COM        697900108       644   22,300  SH           SOLE                22,300
    Penn Va Res Partnrs LP           COM        707884102       384   14,000  SH           SOLE                14,000
          Pepsico Inc                COM        713448108     1,280   17,475  SH           SOLE                17,475
    Potash Corp. Sask Inc.           COM        73755L107       275    2,600  SH           SOLE                 2,600
      Procter & Gamble Co            COM        742718109     1,484   21,091  SH           SOLE                21,091
         Qualcomm Inc                COM        747525103     1,362   32,225  SH           SOLE                32,225
          Raytheon Co              COM NEW      755111507     1,312   20,550  SH           SOLE                20,550
    Research In Motion LTD.          COM        760975102       621    6,300  SH           SOLE                 6,300
     Rogers Communications          Cl. B       775109200       903   19,830  SH           SOLE                19,830
      Salesforce Com Inc             COM        79466L302     1,001   19,500  SH           SOLE                19,500
        Scana Corp New               COM        80589M102       329    8,500  SH           SOLE                 8,500
       Schlumberger Ltd              COM        806857108     2,969   28,275  SH           SOLE                28,275
      Scripps E W Co Ohio           Cl. A       811054204       504   12,000  SH           SOLE                12,000
    Sirius Satellite Radio           COM        82966U103        42   12,000  SH           SOLE                12,000
        Smith Intl Inc               COM        832110100     1,574   22,050  SH           SOLE                22,050
     Southern Copper Corp            COM        84265V105     1,207    9,750  SH           SOLE                 9,750
        State Str Corp               COM        857477103       518    7,600  SH           SOLE                 7,600
     Sun Microsystems Inc            COM        866810104       157   28,000  SH           SOLE                28,000
        SVB Finl Group               COM        78486Q101       288    6,081  SH           SOLE                 6,081
 Teekay Shipping Marshall Isl        COM        Y8564W103     1,010   17,175  SH           SOLE                17,175
        Terex Corp New               COM        880779103       970   10,900  SH           SOLE                10,900
     Texas Instruments Inc           COM        882508104       790   21,600  SH           SOLE                21,600
        Time Warner Inc              COM        887317105       625   34,025  SH           SOLE                34,025
        Transocean Inc               ORD        G90078109     1,235   10,925  SH           SOLE                10,925
       UCBH Holdings Inc             COM        90262T308       437   25,000  SH           SOLE                25,000
       Unilever Plc. New           Spons. ADR   904767704       887   28,000  SH           SOLE                28,000
      Union Pacific Corp             COM        907818108       520    4,600  SH           SOLE                 4,600
   United Parcel Service Inc        Cl. B       911312106       922   12,275  SH           SOLE                12,275
   United Technologies Corp          COM        913017109     1,247   15,500  SH           SOLE                15,500
     Wells Fargo & Co New            COM        949746101       552   15,500  SH           SOLE                15,500
           Yahoo Inc                 COM        984332106     1,017   37,895  SH           SOLE                37,895
